Cash flow changes from financing activities	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash Flow Statement [Abstract]
Cash flow changes from financing activities	Cash flow changes from financing activities

Details of changes in financing activities for the year ended December 31, 2024 are as follows:

			Non-cash changes
	January 1, 2024	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2024
Share capital	389,806	(104)	15	—	—	389,717
Lease liability	2,709	(608)	(560)	—	—	1,541
Credit facility	49,405	(613)	—	—	—	48,792
Debentures	36,783	(2,192)	(84)	419	361	35,287
Total	478,703	(3,517)	(629)	419	361	475,337

Details of changes in financing activities for the year ended December 31, 2023 are as follows:

			Non-cash changes
	January 1, 2023	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2023
Share capital	391,243	(1,193)	(244)	—	—	389,806
Lease liability	3,280	(571)	—	—	—	2,709
Credit facility	46,180	3,225	—	—	—	49,405
Debentures	38,266	(2,393)	(84)	18	976	36,783
Total	478,969	(932)	(328)	18	976	478,703

Details of changes in financing activities for the year ended December 31, 2022 are as follows:

			Non-cash changes
	January 1, 2022	Cash flows	Conversion/ Other	Foreign exchange	Fair Value/ Amortization	December 31, 2022
Share capital	392,628	(1,558)	173	—	—	391,243
Lease liability	3,948	(668)	—	—	—	3,280
Credit facility	44,983	1,197	—	—	—	46,180
Debentures	39,794	(2,050)	—	429	93	38,266
Total	481,353	(3,079)	173	429	93	478,969